Effects of changes in currency exchange rate (Details 3) $ in Thousands, $ in Thousands	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 USD ($)
Non-current liabilities [abstract]
Other financial liabilities	$ 261,769,288	$ 228,185,297	$ 17,546,162
Trade and other non-current payables	26,550	12,413
Other non-current provisions	531,961	7,425,759
Deferred tax liabilities	131,582,558	108,500,171
Provisions for employee benefits	33,571,138	26,901,088
Total non-current liabilities	427,481,495	371,024,728
Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	102,736,775	24,970,597	749,483	[1]
Trade and other non-current payables	3,430	5,142
Other non-current provisions	181,318	6,970,327
Deferred tax liabilities	34,461,423	23,241,269
Provisions for employee benefits	1,149,024	1,258,674
Total non-current liabilities	138,531,970	56,446,009
Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	23,336,497	68,367,746	801,372	[1]
Trade and other non-current payables	0	0
Other non-current provisions	221,458	281,654
Deferred tax liabilities	14,884,675	14,084,656
Provisions for employee benefits	0	0
Total non-current liabilities	38,442,630	82,734,056
Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	135,696,016	134,846,954	$ 15,995,307	[1]
Trade and other non-current payables	23,120	7,271
Other non-current provisions	129,185	173,778
Deferred tax liabilities	82,236,460	71,174,246
Provisions for employee benefits	32,422,114	25,642,414
Total non-current liabilities	250,506,895	231,844,663
Chilean Pesos [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	64,961,148	3,412,966
Trade and other non-current payables	0	0
Other non-current provisions	2,752	6,750,083
Deferred tax liabilities	30,680,639	20,302,096
Provisions for employee benefits	0
Total non-current liabilities	95,644,539	30,465,145
Chilean Pesos [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	3,488,251	55,837,517
Trade and other non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	12,364,153	12,761,025
Provisions for employee benefits	0	0
Total non-current liabilities	15,852,404	68,598,542
Chilean Pesos [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	1,710,701	43,764
Trade and other non-current payables	23,120	7,271
Other non-current provisions	0	0
Deferred tax liabilities	60,223,544	56,936,976
Provisions for employee benefits	29,164,931	22,959,627
Total non-current liabilities	91,122,296	79,947,638
Unidades de Fomento | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	13,498,582	10,724,171
Total non-current liabilities	13,498,582	10,724,171
Unidades de Fomento | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	12,374,564	10,786,277
Total non-current liabilities	12,374,564	10,786,277
Unidades de Fomento | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	131,223,152	131,315,290
Total non-current liabilities	131,223,152	131,315,290
US Dollar [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	20,325,911	8,059,332
Total non-current liabilities	20,325,911	8,059,332
US Dollar [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	629,853	0
Total non-current liabilities	629,853	0
US Dollar [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	1,839,685	0
Total non-current liabilities	1,839,685	0
Argentinean Pesos | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	116,255	1,727
Other non-current provisions	44,491	81,026
Deferred tax liabilities	3,773,135	2,839,763
Provisions for employee benefits	0	0
Total non-current liabilities	3,933,881	2,922,516
Argentinean Pesos | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	0	0
Other non-current provisions	221,458	281,654
Deferred tax liabilities	2,515,423	1,315,431
Provisions for employee benefits	0	0
Total non-current liabilities	2,736,881	1,597,085
Argentinean Pesos | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	0	0
Other non-current provisions	129,185	173,778
Deferred tax liabilities	18,082,144	10,490,282
Provisions for employee benefits	3,257,183	2,682,787
Total non-current liabilities	21,468,512	13,346,847
Uruguay Peso en Unidades Indexadas [Member]
Non-current liabilities [abstract]
Other financial liabilities		0
Uruguay Peso en Unidades Indexadas [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	239,917	871,421
Total non-current liabilities	239,917	871,421
Uruguay Peso en Unidades Indexadas [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	0	0
Total non-current liabilities	0	0
Uruguay Peso en Unidades Indexadas [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	0
Total non-current liabilities	0	0
Uruguayan Peso [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other non-current provisions	134,075	139,218
Deferred tax liabilities	0	46,754
Total non-current liabilities	134,075	185,972
Uruguayan Peso [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Total non-current liabilities	0	0
Uruguayan Peso [Member] | Over 5 years
Non-current liabilities [abstract]
Other non-current provisions	0	0
Deferred tax liabilities	883,439	897,718
Total non-current liabilities	883,439	897,718
Paraguayan Pesos [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Deferred tax liabilities	7,649	52,656
Provisions for employee benefits	382,348	391,302
Total non-current liabilities	389,997	443,958
Paraguayan Pesos [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Deferred tax liabilities	5,099	8,200
Provisions for employee benefits	0	0
Total non-current liabilities	5,099	8,200
Paraguayan Pesos [Member] | Over 5 years
Non-current liabilities [abstract]
Deferred tax liabilities	459,957	422,346
Provisions for employee benefits	0	0
Total non-current liabilities	459,957	422,346
Bolivian Boliviano [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	3,392,370	1,743,952
Trade and other non-current payables	3,430	5,142
Deferred tax liabilities	0	0
Provisions for employee benefits	766,676	867,372
Total non-current liabilities	4,162,476	2,616,466
Bolivian Boliviano [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	6,784,740	1,743,952
Trade and other non-current payables	0	0
Deferred tax liabilities	0	0
Provisions for employee benefits	0	0
Total non-current liabilities	6,784,740	1,743,952
Bolivian Boliviano [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	922,478	3,487,900
Trade and other non-current payables	0	0
Deferred tax liabilities	2,587,376	2,426,924
Provisions for employee benefits	0	0
Total non-current liabilities	3,509,854	5,914,824
Euros [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	202,592	157,028
Total non-current liabilities	202,592	157,028
Euros [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	59,089	0
Total non-current liabilities	59,089	0
Euros [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	0	0
Total non-current liabilities	$ 0	$ 0

[1]	The amount based on the undiscounted contractual flows is found in Note 5 – Risk administration.